Share Based Compensation (Details) - USD ($)				1 Months Ended		12 Months Ended
	Aug. 25, 2025	Aug. 08, 2025	Jan. 31, 2024	Dec. 31, 2025	May 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation [Line Items]
Vested shares (in Shares)						62,500	6,562
Share-based compensation expenses						$ 3,705,336	$ 109,714	$ 135,547
Granted issued shares (in Shares)		62,500
Grant-date value of restricted share price (in Dollars per share)						$ 8.19	$ 13.2
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted issued shares (in Shares)	68,750
Total fair value				$ 5,630,500		$ 5,630,500
Class B Ordinary Shares [Member]
Share Based Compensation [Line Items]
Granted issued shares (in Shares)	556,250
Total fair value				$ 5,630,500		$ 5,630,500
Restricted Stock Units (RSUs) [Member]
Share Based Compensation [Line Items]
Vested shares (in Shares)			1,688	375	1,499	1,778
Share-based compensation expenses				$ 200,000		$ 3,705,336	$ 109,714	$ 135,547
Grant-date value of restricted share price (in Dollars per share)		$ 7.69
Fair value of restricted share units aggregated	$ 8.24
Expected to incur share-based compensation expenses				$ 1.7		$ 1.7
Weighted average period						3 months 14 days